Fair Value of Financial Assets and Liabilities (Details) - Schedule of instruments classified in Level 3 using alternative in key valuation assumptions - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Financial Instruments:
Financial Assets	$ 141,827	$ 76,712
Sensitivity to changes in key assumptions of models	(2,260)	(1,288)
Financial Assets held-for-trading [Member]
Debt Financial Instruments:
Financial Assets	100,519	51,484
Sensitivity to changes in key assumptions of models	(997)	(506)
Debt instruments [Member]
Debt Financial Instruments:
Financial Assets	41,308	25,228
Sensitivity to changes in key assumptions of models	(1,263)	(782)
Other instruments issued in Chile [Member] | Level 3 of fair value hierarchy [member] | Financial Assets held-for-trading [Member]
Debt Financial Instruments:
Financial Assets	100,519	51,484
Sensitivity to changes in key assumptions of models	(997)	(506)
Other instruments issued in Chile [Member] | Debt instruments [Member] | Level 3 of fair value hierarchy [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Debt Financial Instruments:
Financial Assets	41,283	25,203
Sensitivity to changes in key assumptions of models	(1,263)	(782)
Instruments issued Abroad [Member] | Equity Instruments [Member] | Level 3 of fair value hierarchy [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Debt Financial Instruments:
Financial Assets	25	25
Sensitivity to changes in key assumptions of models